Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 39,967	$ 51,965	$ 156,412
Accounts receivable	5,567	1,454	19,444
Inventory	80,001	84,635	79,154
Total current assets	125,535	138,054	255,010
Fixed assets
Machinery & equipment	305,165	305,165	241,996
Accumulated depreciation	(238,970)	(224,595)	(199,925)
Total Fixed assets	66,195	80,570	42,071
TOTAL ASSETS	191,730	218,624	297,081
Current liabilities
Accounts payable	4,044		1,958
Royalty payable	4,347	3,276	863
Total current liabilities	8,391	3,276	2,821
Stockholders' equity
Common stock, no par value, 6,458,657 shares issued andoutstanding at December 31, 2015 and 2016
Additional paid-in capital	583,069	583,069	583,069
Retained deficit	(399,730)	(367,721)	(288,809)
Total Stockholders' equity	183,339	215,348	294,260
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 191,730	$ 218,624	$ 297,081